Intangible Assets, Net and Goodwill - Future Amortization Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 24,381
2026	20,490
2027	7,645
2028	4,875
2029	4,854
Thereafter	14,751
Net Carrying Value	$ 76,996	$ 93,117